Note 13 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

(amounts in millions)	2014	2013
Weighted average shares outstanding:
Basic	135.3	92.6
Convertible securities (1)	—	—
Diluted	135.3	92.6

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

(amounts in thousands)	2014	2013
Number of shares contingently issuable for founder preferred share dividend rights	10,453	—
Number of shares issuable upon conversion of warrants	—	16,248
Number of shares issuable upon conversion of the PDH non-controlling interest	8,641	—
Number of shares issuable upon conversion of founder preferred shares	2,000	—
Number of shares contingently issuable for the contingent consideration	1,503	—
Number of shares issuable upon conversion of the 401k exchange rights	270	—
Number of stock options	89	—
Number of restricted stock shares and units	70	—
	23,026	16,248